UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05908

John Hancock Patriot Premium Dividend Fund II
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schaivone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock
MUTUAL FUNDS

John Hancock Patriot Premium Dividend Fund II

QUARTERLY PORTFOLIO HOLDINGS

7.31.2010

Ticker | **PDT**

Patriot Premium Dividend Fund II
As of 7-31-10 (Unaudited)

	Shares	Value

Preferred Stocks 100.60%		$579,309,068
(Cost $613,637,281)

Consumer Discretionary 1.20%		6,914,825

Media 1.20%
Comcast Corp., 7.000% (Z)	42,530	1,098,125
Viacom, Inc., 6.850% (Z)	230,000	5,816,700

Consumer Staples 2.91%		16,720,641

Food & Staples Retailing 2.91%
Ocean Spray Cranberries, Inc., Series A, 6.250% (S)(Z)	224,250	16,720,641

Energy 5.16%		29,728,604

Oil, Gas & Consumable Fuels 5.16%
Apache Corp., 6.000%	40,000	2,173,200
Nexen, Inc., 7.350% (Z)	1,112,900	27,555,404

Financials 45.62%		262,722,711

Capital Markets 1.76%
Credit Suisse Guernsey, 7.900% (Z)	174,000	4,537,920
Lehman Brothers Holdings, Inc., Depositary Shares, Series C,
5.940% (I)	43,000	2,150
Lehman Brothers Holdings, Inc., Depositary Shares, Series D,
5.670% (I)	553,600	16,608
Morgan Stanley Capital Trust III, 6.250% (Z)	90,000	2,177,100
The Goldman Sachs Group, Inc., Series B, 6.200% (Z)	137,500	3,414,125

Commercial Banks 7.58%
HSBC Holdings PLC, Series A, 6.200% (Z)	25,000	560,500
Santander Finance Preferred SA Unipersonal, Series 10, 10.500% (Z)	234,600	6,568,800
Santander Holdings USA, Inc., Series C, 7.300% (Z)	456,000	11,431,920
Wells Fargo & Company, 8.000% (Z)	925,000	25,113,750

Consumer Finance 7.07%
HSBC Finance Corp., Depositary Shares, Series B, 6.360% (Z)	35,600	811,324
HSBC USA, Inc., 2.858% (Z)	499,700	22,511,485
SLM Corp., Series A, 6.970% (Z)	445,500	17,374,500

Diversified Financial Services 21.88%
Bank of America Corp., 8.625% (Z)	102,000	2,633,640
Bank of America Corp., 8.200% (Z)	35,000	883,750
Bank of America Corp., 6.625% (Z)	360,000	7,974,000
Bank of America Corp., 6.375% (Z)	1,160,000	24,534,000
Bank of America Corp., Depositary Shares, Series D, 6.204% (Z)	960,000	19,939,200
Citigroup Capital VII, 7.125%	35,000	853,300
Citigroup Capital VIII, 6.950%	27,100	642,270
Citigroup Capital XII (8.500% to 03/30/15, then 3 month LIBOR +
5.870%)	275,000	7,191,250
Deutsche Bank Contingent Capital Trust II, 6.550% (Z)	285,275	6,421,540
Deutsche Bank Contingent Capital Trust III, 7.600% (Z)	597,000	14,925,000
JPMorgan Chase & Company, Series E, 6.150% (Z)	190,000	9,538,000
JPMorgan Chase & Company, Series F, 5.720% (Z)	328,760	16,500,464
JPMorgan Chase & Company, Series G, 5.490% (Z)	278,000	13,950,040

1

Patriot Premium Dividend Fund II
As of 7-31-10 (Unaudited)

	Shares	Value

Financials (continued)

Insurance 5.97%
MetLife, Inc., Series B, 6.500% (Z)	1,057,000	$26,118,470
Principal Financial Group, Series B (6.518% to 6-30-35, then higher of 10 year Constant Maturity Treasury (CMT), or 30 year CMT, or
2.100% + 3 month LIBOR) (Z)	160,000	3,896,000
Prudential PLC, 6.750% (Z)	176,100	4,358,475

Real Estate Investment Trusts 1.35%
Kimco Realty Company, 6.650%, Depositary Shares, Series F (Z)	200,000	4,770,000
Public Storage, Inc., 6.125% (Z)	36,500	880,745
Wachovia Preferred Funding Corp., Series A, 7.250%	85,500	2,116,980

Thrifts & Mortgage Finance 0.01%
Federal Home Loan Mortgage Corp., Series Z (8.375% to 12/31/12,
then higher of 3 month LIBOR + 4.160% or 7.875%) (I)	55,000	21,175
Federal National Mortgage Association, Series S (8.250% to 12-13-
2010, then higher of 3 month LIBOR + 4.230% bps or 7.750%) (I)	159,500	54,230

Industrials 1.55%		8,890,000

Road & Rail 1.55%
AMERCO, Inc., Series A, 8.500% (Z)	350,000	8,890,000

Telecommunication Services 4.20%		24,201,816

Diversified Telecommunication Services 0.00%
Touch America Holdings, Inc., 6.875% (I)	161,778	0

Wireless Telecommunication Services 4.20%
Telephone & Data Systems, Inc., 6.625% (Z)	280,000	6,944,000
United States Cellular Corp., 7.500% (Z)	679,977	17,257,816

Utilities 39.96%		230,130,471

Electric Utilities 28.43%
Alabama Power Company, 5.200% (Z)	1,172,500	27,952,400
Carolina Power & Light Company, 5.440% (Z)	11,382	1,008,375
Duquesne Light Company, 6.500% (Z)	519,900	25,280,137
Entergy Arkansas, Inc., 6.450% (Z)	350,000	8,334,375
Entergy Mississippi, Inc., 6.250%	667,000	15,924,625
FPC Capital I, Series A, 7.100% (Z)	242,500	6,222,550
HECO Capital Trust III, 6.500% (Z)	181,000	4,671,610
NSTAR Electric Company, 4.780% (Z)	100,000	8,506,250
PPL Electric Utilities Corp., Depositary Shares, 6.250% (Z)	1,000,000	24,093,800
PPL Energy Supply, LLC, 7.000% (Z)	272,500	7,112,250
Southern California Edison Company, 6.125% (Z)	195,000	18,457,979
Southern California Edison Company, Series C, 6.000% (Z)	80,000	7,530,000
Westar Energy, Inc., 6.100% (Z)	333,700	8,619,471

Independent Power Producers & Energy Traders 1.46%
Constellation Energy Group, Inc., Series A, 8.625% (Z)	320,900	8,394,744

Multi-Utilities 10.07%
Baltimore Gas & Electric Company, Series 1993, 6.700% (Z)	20,250	2,023,103
Baltimore Gas & Electric Company, Series 1995, 6.990% (Z)	134,000	13,504,694
BGE Capital Trust II, 6.200% (Z)	616,000	15,122,800
Central Illinois Light Company, 4.640%	7,460	760,920
Consolidated Edison Company of New York, Inc., Series C, 4.650%	8,105	713,240
Consolidated Edison Company of New York, Inc., Series D, 4.650%	5,000	425,000

2

Patriot Premium Dividend Fund II
As of 7-31-10 (Unaudited)

	Shares	Value

Multi-Utilities (continued)
Interstate Power & Light Company, Series B, 8.375% (Z)	132,800	$3,666,608
Interstate Power & Light Company, Series C, 7.100% (Z)	176,600	4,522,726
Sempra Energy Corp., 4.750% (Z)	51,815	4,611,535
Sempra Energy Corp., 4.360% (Z)	38,500	3,080,000
Union Electric Company, 3.700% (Z)	12,262	792,432
Virginia Electric & Power Company, 6.980% (Z)	45,500	4,737,688
Xcel Energy, Inc., Series B, 4.080% (Z)	8,610	667,275
Xcel Energy, Inc., Series D, 4.110% (Z)	33,691	2,659,904
Xcel Energy, Inc., Series E, 4.160% (Z)	9,410	733,980

	Shares	Value

Common Stocks 47.05%		$270,960,254
(Cost $279,095,531)

Energy 3.12%		17,972,175

Oil, Gas & Consumable Fuels 3.12%
BP PLC, SADR (Z)	100,000	3,847,000
Chevron Corp. (Z)	82,500	6,287,325
Spectra Energy Corp.	170,000	3,534,300
Total SA, SADR	85,000	4,303,550

Industrials 0.36%		2,095,600

Industrial Conglomerates 0.36%
General Electric Company (Z)	130,000	2,095,600

Telecommunication Services 3.66%		21,070,175

Diversified Telecommunication Services 3.66%
AT&T, Inc. (Z)	390,000	10,116,600
Frontier Communications Corp.	83,413	637,275
Verizon Communications, Inc. (Z)	355,000	10,316,300

Utilities 39.91%		229,822,304

Electric Utilities 11.08%
American Electric Power Company, Inc. (L)(Z)	220,000	7,915,600
Duke Energy Corp. (Z)	355,000	6,070,500
Entergy Corp.	130,000	10,076,300
FirstEnergy Corp.	253,000	9,538,100
Northeast Utilities (Z)	192,500	5,359,200
PNM Resources, Inc. (Z)	500,000	5,915,000
Progress Energy, Inc. (L)(Z)	385,000	16,212,350
Progress Energy, Inc. (I)(Z)	337,750	50,663
Southern Company	75,000	2,649,750

Gas Utilities 0.75%
Atmos Energy Corp. (L)(Z)	110,000	3,190,000
ONEOK, Inc.	25,000	1,163,250

Multi-Utilities 28.08%
Alliant Energy Corp. (Z)	447,520	15,466,291
Ameren Corp. (L)(Z)	80,000	2,029,600
Black Hills Corp. (Z)	95,000	3,032,400
CH Energy Group, Inc.	598,000	24,996,400
Consolidated Edison, Inc. (Z)	85,000	3,920,200

3

Patriot Premium Dividend Fund II
As of 7-31-10 (Unaudited)

			Shares	Value

Multi-Utilities (continued)
Dominion Resources, Inc. (Z)			195,000	$8,188,050
DTE Energy Company (L)(Z)			410,000	18,925,600
Integrys Energy Group, Inc. (Z)			240,000	11,364,000
NiSource, Inc. (Z)			490,000	8,085,000
NSTAR (Z)			545,000	20,252,200
OGE Energy Corp. (Z)			255,000	10,108,200
Public Service Enterprise Group, Inc.			120,000	3,948,000
TECO Energy, Inc. (Z)			570,000	9,313,800
Vectren Corp. (Z)			220,000	5,449,400
Xcel Energy, Inc. (L)(Z)			755,000	16,602,450

		Maturity	Par value
	Yield*	date		Value

Short-Term Investments 1.42%				$8,171,978
(Cost $8,171,978)

Repurchase Agreement 0.03%				172,000
Repurchase Agreement with State Street Corp. dated 07/30/2010 at
0.010% to be repurchased at $172,000 on 08/02/2010, collateralized by $175,000 United States Treasury Notes, 1.000% due 03/31/2012
(valued at $176,969, including interest)			$172,000	172,000

Short-Term Securities 1.39%				7,999,978
Chevron Funding Corp.	0.120%	8-2-10	5,000,000	4,999,983
Federal Home Loan Bank Discount Notes	0.060%	8-2-10	3,000,000	2,999,995

Total investments (Cost $900,904,790)† 149.07%				$858,441,300

Other assets and liabilities, net (49.07%)				($282,588,677)

Total net assets 100.00%				$575,852,623

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

LIBOR London Interbank Offered Rate

SADR Sponsored American Depositary Receipts

(I) Non-income producing security.

(L) All or a portion of this security is on loan as of 7-31-10.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is segregated as collateral pursuant to the Committed Facility Agreement. Total collateral value at 7-31-10 was $607,047,900.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 7-31-10, the aggregate cost of investment securities for federal income tax purposes was $903,720,485. Net unrealized depreciation aggregated $45,279,185, of which $39,677,053 related to appreciated investment securities and $84,956,238 related to depreciated investment securities.

4

Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2010, by major security category or type:

			LEVEL 2	LEVEL 3
	TOTAL MARKET		SIGNIFICANT	SIGNIFICANT
	VALUE AT	LEVEL 1 QUOTED	OBSERVABLE	UNOBSERVABLE
	7-31-10	PRICE	INPUTS	INPUTS
Common Stocks
Energy	$17,972,175	$17,972,175	—	—
Industrials	2,095,600	2,095,600	—	—
Telecommunication Services	21,070,175	21,070,175	—	—
Utilities	229,822,304	229,822,304	—	—
Preferred Stocks
Consumer Discretionary	6,914,825	6,914,825	—	—
Consumer Staples	16,720,641	—	$16,720,641	—
Energy	29,728,604	29,728,604	—	—
Financials	262,722,711	255,529,311	7,193,400	—
Industrials	8,890,000	8,890,000	—	—
Telecommunication Services	24,201,816	24,201,816	—	—
Utilities	230,130,471	94,564,558	135,565,913	—
Short-Term Investments	8,171,978	—	8,171,978	—
Total Investments in Securities	$858,441,300	$690,789,368	$167,651,932	—

During the nine month period ended July 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

Repurchase agreements. The Fund may enter into repurchase agreements. When a Fund enters into a repurchase agreement, it receives collateral which is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any

5

accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Securities lending. On October 30, 2009, the Fund entered into an agreement with BNP that allows BNP to borrow a portion of the pledged collateral (Lent Securities) in an amount not to exceed the lesser of: (i) outstanding borrowings owed by the Fund to BNP and (ii) thirty three and one third percent of the Fund’s total assets. The Fund can designate any security within the pledged collateral as ineligible to be a Lent Security and can recall any of the Lent Securities. The Fund also has the right to apply and set-off an amount equal to one hundred percent (100%) of the then-current fair market value of such Lent Securities against the current borrowings under the Committed Facility Agreement.

6

More information

How to contact us

Internet	www.jhfunds.com	
Mail	Mellon Investor Services Newport Office Center VII 480 Washington Boulevard Jersey City, NJ 07310	
Phone	Customer service representatives	**1-800-852-0218**
	Portfolio commentary	**1-800-344-7054**
	24-hour automated information	**1-800-843-0090**
	TDD line	**1-800-231-5469**

This report is for the information of the shareholders of John Hancock Patriot Premium Dividend Fund II.

7

P20Q3 7/10
9/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Patriot Premium Dividend Fund II

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	September 22, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 22, 2010